Mineral Properties (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Feb. 08, 2021	May 20, 2015	Apr. 16, 2014	Dec. 14, 2011	Jun. 28, 2021	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Mining property						$ 708,514	$ 0
Discount rate percentage						13.8
Initial private placement	$ 6,000,000.0
Gross proceeds	29,500,000
Second private placement	$ 12,500,000
Initial payment received					$ 8,000,000.0	$ 8,000,000.0
Remaining payment received					$ 3,000,000.0	$ 3,000,000.0
Capital expenditures percentage					80	80
Provision related to commercial production fee						$ 708,514
Assets under construction						$ 3,611,890	$ 0
Joint Venture Agreement With Malagasy Minerals Limited [Member]
Statement [Line Items]
Class of Warrant or Right, Issued			350,000
Further Cash Payment Due Within Five Days of Commencement of Commercial Production		$ 771,510
Percentage of Ownership Interest in Mineral Property				100.00%
Percentage of Interest in Mineral Property Acquired			25.00%	75.00%
Percentage of Net Smelter Return Royalty on Mineral Property		1.50%
Warrants and Rights Issued			$ 320,950
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.14
Payments to Acquire Investments		$ 546,000	$ 364,480	$ 2,261,690
Stock Issued During Period, Shares, New Issues		100,000	250,000	750,000
Molo Graphite Mine, Southern Madagascar Region, Madagascar [Member]
Statement [Line Items]
Percentage of Ownership Interest in Mineral Property				100.00%
Percentage of Interest in Mineral Property Acquired				75.00%
Payments to Acquire Investments			$ 364,480	$ 2,261,690
Stock Issued During Period, Shares, New Issues			250,000	750,000
Percentage of Interest in Mineral Property Transferred			75.00%
Stock Issued During Period, Value, New Issues			325,000